Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Total Trade payables	€ 3,411	€ 4,752
Other current liabilities
Social security	128	94
Payroll accruals	613	1,294
Onerous contracts - current liabilities	314	2,113
Other current grant liabilities	323	889
Others	355	710
Total Other current liabilities	1,733	5,100
Total Trade payables and other current liabilities	€ 5,144	€ 9,852